Share-based Compensation (Details) ¥ in Thousands					1 Months Ended						12 Months Ended
	Apr. 01, 2021 shares	Mar. 27, 2019 shares	Apr. 01, 2018 shares	Mar. 31, 2018	Jan. 31, 2024 CNY (¥)	May 31, 2023 CNY (¥)	Mar. 31, 2023	Feb. 28, 2023 shares	Apr. 30, 2021	Jan. 31, 2015 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	May 31, 2023 $ / shares	Apr. 30, 2023 $ / shares	Dec. 31, 2021 $ / shares	Apr. 30, 2014 shares
Share-based Compensation
Options granted											868,000	1,482,000	1,147,000
Exercise price | $ / shares											$ 0.01	$ 0.01	$ 0.1
Exercise price | $ / shares											$ 0.01	$ 0.01	$ 0.1			$ 0.1
Restricted Share Units
Share-based Compensation
Requisite service period											9 months 18 days	1 year 1 month 6 days
Unrecognized compensation cost | ¥					¥ 22,823
Number of RSU granted											0	2,923,000
2014 Incentive Plan
Share-based Compensation
Number of shares authorized to issue																	3,200,000
Vesting period										4 years
Expiration period			10 years	4 years						4 years
2014 Incentive Plan | Maximum [Member]
Share-based Compensation
Number of shares authorized to issue										5,117,613
Second Amended 2018 Plan
Share-based Compensation
Number of shares authorized to issue		7,700,000
Threshold of increase in outstanding share capital (as a percent)		2.00%
Number of shares available for future grant											37,626
Second Amended 2018 Plan | Maximum [Member]
Share-based Compensation
Threshold of increase in outstanding share capital (as a percent)		10.00%
2018 Plan
Share-based Compensation
Number of shares authorized to issue			7,111,447
Plan 2021
Share-based Compensation
Vesting period							1 year 1 month 6 days
Award term									2 years
Expiration period									10 years
Ordinary shares issued (in shares)	1,734,760
Percentage of total number of shares issued and outstanding	2.00%
Options granted											50.00%
Incremental value vested share options as expenses | ¥						¥ 485
Incremental value unvested share options as expenses | ¥						¥ 521
Number of RSU granted												2,923,077
Plan 2021 | Modification A
Share-based Compensation
Unvested options											50.00%
Plan 2021 | Modification B
Share-based Compensation
Unvested options											50.00%
Plan 2021 | Maximum [Member]
Share-based Compensation
Vesting period									4 years
Plan 2021 | Minimum [Member]
Share-based Compensation
Vesting period									2 years
Plan 2023
Share-based Compensation
Number of shares available for future grant											1,459,602
2023 Share Incentive Plan
Share-based Compensation
Number of shares authorized to issue								3,000,000
Expiration period								10 years
2023 Share Incentive Plan | Tranche One
Share-based Compensation
Vesting percentage								50.00%
2023 Share Incentive Plan | Tranche Two
Share-based Compensation
Vesting percentage								50.00%
2023 Share Incentive Plan | Upon satisfaction of service condition
Share-based Compensation
Vesting period								1 year
2023 Share Incentive Plan | Upon satisfaction of service and performance condition
Share-based Compensation
Vesting period								3 years
Second Amended 2018 Plan and the 2021 Plan
Share-based Compensation
Options granted													1,147,101
Exercise price | $ / shares													$ 0.1
Exercise price | $ / shares														$ 0.01	$ 0.1
Second amended 2018 plan, the 2021 plan and the 2023 plan
Share-based Compensation
Options granted												1,482,452
Exercise price | $ / shares												$ 0.01
Second Amended 2018 Plan And The 2023 Plan
Share-based Compensation
Options granted											868,278
Exercise price | $ / shares											$ 0.01